Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2014
Short-term borrowings and long-term debt

11. Short-term borrowings and long-term debt

Short-term borrowings

Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2013 and 2014 are as follows:

	2013	2014
	(in millions of yen)
Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1) (2)	252,277	286,968
Short-term notes issued by MHFG and its subsidiaries (1)	477,400	497,100
Borrowings from the Bank of Japan	5,884,304	5,138,003
Other	110,119	101,901

Total	6,724,100	6,023,972

Notes:

(1)	Short-term notes are issued under laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
(2)	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which amounts were ¥164,194 million and ¥88,083 million, respectively, at March 31, 2013, and ¥199,500 million and ¥87,468 million, respectively, at March 31, 2014.

Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2013 and 2014 is comprised of the following:

	2013	2014
	(in millions of yen)
Obligations under capital leases	24,406	26,680
Loan participation borrowings	62,332	79,014
Senior borrowings and bonds	4,784,010	5,805,634
Subordinated borrowings and bonds	3,931,475	3,942,613

Total	8,802,223	9,853,941

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2013	2014
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-10.00	Apr. 2014-Mar. 2044	2,741,475	3,557,508
fixed rate denominated in U.S. dollars	0.00-7.49	Apr. 2014-Jul. 2043	520,714	604,281
fixed rate denominated in other currencies	0.02-5.40	Jan. 2015-Mar. 2029	683	25,687
floating rate denominated in Japanese yen	0.00-18.10	Apr. 2014-Mar. 2044	1,065,708	1,063,111
floating rate denominated in U.S. dollars	0.00-15.60	Apr. 2014-Mar. 2028	426,515	532,199
floating rate denominated in other currencies	0.05-0.58	Apr. 2014-Jan. 2015	28,915	22,848

Total			4,784,010	5,805,634

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	1.09-4.74	Apr. 2014-Perpetual	3,393,092	3,249,999
fixed rate denominated in U.S. dollars	4.30-14.91	Apr. 2014-Perpetual	419,383	613,609
floating rate denominated in Japanese yen	0.98-2.61	Jun. 2019-Perpetual	119,000	79,005

Total			3,931,475	3,942,613

Total			8,715,485	9,748,247

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2014.
(2)	Maturity information disclosed is the range of maturities at March 31, 2014.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of the contractual maturities of long-term debt subsequent to March 31, 2014:

(in millions of yen)
Fiscal year ending March 31:
2015	1,222,317
2016	1,190,985
2017	1,776,546
2018	1,025,441
2019	483,888
2020 and thereafter	4,154,764

Total	9,853,941